Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning balance	$ 7,968	$ 13,194	$ 13,194	$ 11,854
Adjustment to existing liabilities	0	(3,000)	(3,733)	(190)
Liabilities related to assets held for sale	0		(2,198)	0
Accretion expense			683	887
Settlement of existing liabilities			(262)	(903)
Liabilities incurred	9,000	0	0	1,546
Asset retirement obligation - ending balance	17,000	10,000	7,968	13,194
Less: Current portion	(2,000)	(1,000)	(453)	(486)
Non-current portion of asset retirement obligations, closing balance	$ 15,000	$ 9,000	7,515	12,708
Asset retirement obligation
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities related to assets held for sale			$ (1,914)	$ 0